employee future benefits - Disaggregation of defined benefit pension (Details) - Pension plans - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	$ (913)	$ (425)
PBSR interim estimate of solvency position	$ 375
PBSR prior year update of annual estimate of solvency position		372
PBSR prior year interim estimate of solvency position		$ 568
PBSR composite weighted average discount rate	2.60%	2.90%
Hypothetical basis points decrease in PBSR composite weighted average discount rate (as a per cent)	0.25%	0.25%
Decrease in the PBSR solvency position with hypothetical decrease of 25 basis points in the composite weighted average discount rate	$ 330	$ 295
Minimum
Defined benefit pension plans - funded status overview
PBSR interim solvency ratio	95.00%	98.00%
PBSR annual solvency ratio		96.00%
PBSR interim three-year solvency ratio	97.00%	98.00%
PBSR annual three-year solvency ratio		97.00%
Maximum
Defined benefit pension plans - funded status overview
PBSR interim solvency ratio	109.00%	112.00%
PBSR annual solvency ratio		109.00%
PBSR interim three-year solvency ratio	109.00%	109.00%
PBSR annual three-year solvency ratio		108.00%
Present value of the defined benefit obligations
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	$ 10,521	$ 9,684	$ 8,723
Plan assets net of Effect of asset ceiling limit
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	9,608	9,259
Active members | Present value of the defined benefit obligations
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	2,461	2,184
Deferred members | Present value of the defined benefit obligations
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	561	513
Pensioners | Present value of the defined benefit obligations
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	7,499	6,987
Pension plans that have plan assets in excess of defined benefit obligations accrued
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	13	155
PBSR interim estimate of solvency position	524
PBSR prior year update of annual estimate of solvency position		473
Pension plans that have plan assets in excess of defined benefit obligations accrued | Present value of the defined benefit obligations
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	708	8,277
Pension plans that have plan assets in excess of defined benefit obligations accrued | Plan assets net of Effect of asset ceiling limit
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	721	8,432
Pension plans that have defined benefit obligations accrued in excess of plan assets
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	(926)	(580)
PBSR interim estimate of solvency position	(149)
PBSR prior year update of annual estimate of solvency position		(101)
Pension plans that have defined benefit obligations accrued in excess of plan assets | Present value of the defined benefit obligations
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	9,813	1,407
Pension plans that have defined benefit obligations accrued in excess of plan assets | Plan assets net of Effect of asset ceiling limit
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	8,887	827
Pension plans that have defined benefit obligations accrued in excess of plan assets - Funded
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	(663)	(340)
PBSR interim estimate of solvency position	(149)
PBSR prior year update of annual estimate of solvency position		(101)
Pension plans that have defined benefit obligations accrued in excess of plan assets - Funded | Present value of the defined benefit obligations
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	9,550	1,167
Pension plans that have defined benefit obligations accrued in excess of plan assets - Funded | Plan assets net of Effect of asset ceiling limit
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	8,887	827
Pension plans that have defined benefit obligations accrued in excess of plan assets - Unfunded
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	(263)	(240)
Pension plans that have defined benefit obligations accrued in excess of plan assets - Unfunded | Present value of the defined benefit obligations
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	$ 263	$ 240